Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Schedule of Unvested Restricted Stock - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Unvested Restricted Stock [Line Items]
Number of Shares, Outstanding at beginning	256,580
Weighted Average Grant Date Fair Value, Outstanding at beginning	$ 1.03
Number of Shares, Granted	3,125	512,940
Weighted Average Grant Date Fair Value, Granted	$ 0.17	$ 1.01
Number of Shares, Forfeited / cancelled		(250,110)
Weighted Average Grant Date Fair Value, Forfeited / cancelled		$ 1.02
Number of Shares, Vested	(118,750)	(6,250)
Weighted Average Grant Date Fair Value, Vested	$ 1.03	$ 1.03
Number of Shares, Outstanding at ending	140,955	256,580
Weighted Average Grant Date Fair Value, Outstanding at ending	$ 0.98	$ 1.03